Label	Element	Value
AMERICAN FUNDS INFLATION LINKED BOND FUND ®
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001553197_SupplementTextBlock
Prospectus Supplement April 7, 2017

For the following funds with prospectuses dated April 7, 2017:

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond FundSM

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond FundSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt

Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund,® Inc.

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN FUNDS INFLATION LINKED BOND FUND ®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The following language is added to the end of the paragraph preceding the Fee and expense table:

“and in the sales charge waiver appendix to this prospectus.”

Keep this supplement with your prospectus.